Additional Information on Consolidated Loss	12 Months Ended
Mar. 31, 2021
Profit (loss) [abstract]
Additional Information on Consolidated Loss	ADDITIONAL INFORMATION ON CONSOLIDATED LOSS
The following table provides additional information on the consolidated loss:

	March 31,
As at	2021	2020
	$	$
Revenue – contingent rental (1)	—	1,532
Employee compensation costs	210,800	194,678
Government assistance
- tax credits (2)	(6,737)	(4,815)
- grants and loan forgiveness (3)	(6,530)	—
Selling expenses (4)	46,271	44,084
General and administrative expenses (4)	35,452	32,698
Depreciation of property and equipment	1,861	1,278
Depreciation of right-of-use assets	1,906	2,090

(1)The Company acted as a lessor in operating leases related to the use of premises.
(2)Included in cost of sales
(3)$5,362,516 and $1,167,658 are included in cost of sales and selling, general and administrative expenses, respectively.
(4)Including related employee compensation costs.